Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Six Circles Trust
Prospectus Date	rr_ProspectusDate	May 01, 2021
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Tax Aware Ultra Short Duration Fund
(a series of Six Circles Trust)
Supplement dated September 1, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
On August 18, 2021 the Board of Trustees for the Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) approved Insight North America LLC (“Insight”) to replace its affiliate Mellon Investments Corporation (“Mellon”) as a sub‑adviser to the Fund effective on or about September 1, 2021 (the “Effective Date”).
On the Effective Date, Insight will replace Mellon as a sub‑adviser to the Fund. BNY Mellon Investment Management has announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur on the Effective Date, portfolio managers responsible for managing the allocated portion of the Fund’s investments who are employees of Mellon will become employees of Insight which is an affiliate of Mellon and will no longer be employees of Mellon. Consequently, as of the Effective Date, the Adviser will engage Insight to replace Melon as one of the Fund’s sub‑advisers, pursuant to an amendment to the existing investment sub‑advisory agreement between the Adviser and Mellon. It is anticipated that the Mellon portfolio managers who are currently responsible for the day‑to‑day management of Mellon’s allocated portion of the Fund’s assets will continue to manage the allocated portion of the Fund’s assets after the Effective Date on behalf of Insight. It is also anticipated that there will be no material changes to the investment approach, strategy or policies with respect to the allocated portion of the Fund, and no reduction in the nature or level of services provided to the Fund as a result of the engagement of Insight as a sub‑adviser to the Fund.
As a result of the foregoing, on the Effective Date, all references to Mellon Investment Corporation and Mellon are hereby deleted and replaced with references to Insight North America LLC or Insight, respectively.
On the Effective Date, the first paragraph in “The Funds’ Management and Administration — The Portfolio Managers — Sub‑Advisers and Sub‑Sub‑Advisers — Tax Aware Ultra Short Duration Fund — Mellon” is hereby deleted and replaced with the following:
Insight
Insight is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation and is registered in the United States with the Securities and Exchange Commission (“SEC”) as an investment adviser. Insight is part of the group of affiliated companies providing investment advisory services under the brand name “Insight Investment” or “Insight.” Insight’s principal office is located at 200 Park Avenue, New York, New York 10166. As of December 31, 2020, Insight managed approximately $30.8 billion of assets.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
AND PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
SUPP‑6C‑2021‑8

Six Circles Tax Aware Ultra Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SIX CIRCLES FUNDS
Six Circles Tax Aware Ultra Short Duration Fund
(a series of Six Circles Trust)
Supplement dated September 1, 2021
to the Summary Prospectus and Prospectus dated May 1, 2021, as supplemented
On August 18, 2021 the Board of Trustees for the Six Circles Tax Aware Ultra Short Duration Fund (the “Fund”) approved Insight North America LLC (“Insight”) to replace its affiliate Mellon Investments Corporation (“Mellon”) as a sub‑adviser to the Fund effective on or about September 1, 2021 (the “Effective Date”).
On the Effective Date, Insight will replace Mellon as a sub‑adviser to the Fund. BNY Mellon Investment Management has announced its intention to realign several of its investment firms. As a result of this realignment, which is scheduled to occur on the Effective Date, portfolio managers responsible for managing the allocated portion of the Fund’s investments who are employees of Mellon will become employees of Insight which is an affiliate of Mellon and will no longer be employees of Mellon. Consequently, as of the Effective Date, the Adviser will engage Insight to replace Melon as one of the Fund’s sub‑advisers, pursuant to an amendment to the existing investment sub‑advisory agreement between the Adviser and Mellon. It is anticipated that the Mellon portfolio managers who are currently responsible for the day‑to‑day management of Mellon’s allocated portion of the Fund’s assets will continue to manage the allocated portion of the Fund’s assets after the Effective Date on behalf of Insight. It is also anticipated that there will be no material changes to the investment approach, strategy or policies with respect to the allocated portion of the Fund, and no reduction in the nature or level of services provided to the Fund as a result of the engagement of Insight as a sub‑adviser to the Fund.
As a result of the foregoing, on the Effective Date, all references to Mellon Investment Corporation and Mellon are hereby deleted and replaced with references to Insight North America LLC or Insight, respectively.
On the Effective Date, the first paragraph in “The Funds’ Management and Administration — The Portfolio Managers — Sub‑Advisers and Sub‑Sub‑Advisers — Tax Aware Ultra Short Duration Fund — Mellon” is hereby deleted and replaced with the following:
Insight
Insight is an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation and is registered in the United States with the Securities and Exchange Commission (“SEC”) as an investment adviser. Insight is part of the group of affiliated companies providing investment advisory services under the brand name “Insight Investment” or “Insight.” Insight’s principal office is located at 200 Park Avenue, New York, New York 10166. As of December 31, 2020, Insight managed approximately $30.8 billion of assets.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS
AND PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all of our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.
SUPP‑6C‑2021‑8